March 26, 2007




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Deferred Variable Annuity Account (811-04961)

Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Deferred Variable Annuity Account, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2006 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-07-000273
		Date of Filing:  02/28/2007

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-07-000281
		Date of Filing:  03/01/07

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  000093709-07-000019
		Date of Filing:  03/01/2007


If you have any questions regarding this filing, please contact me at (425) 256-8021.

						Sincerely,

						/s/George C. Pagos

						George C. Pagos
						Vice President and
						General Counsel